Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [Member]
Cash and cash equivalents [Line Items]
Maximum exposure to credit risk	$ 564	$ 747
Bottom of range [member]
Cash and cash equivalents [Line Items]
Effective interest rate, short-term bank deposits, classified as cash equivalents	0.10%	0.10%
Maturity date, short-term bank deposits, classified as cash equivalents	5 days	5 days
Top of range [member]
Cash and cash equivalents [Line Items]
Effective interest rate, short-term bank deposits, classified as cash equivalents	1.00%	1.00%
Maturity date, short-term bank deposits, classified as cash equivalents	28 days	19 days